Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 2,973	£ 2,657
Other creditors	7,255	4,030
Items in the course of collection due to other banks	55	67
Lease liabilities (refer to Note 20)	496	495
Other liabilities	£ 10,779	£ 7,249